BORROWINGS AND CREDIT ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
BORROWINGS AND CREDIT ARRANGEMENTS
I.	BORROWINGS AND CREDIT ARRANGEMENTS

Truck and Other long-term debt at December 31, 2011 and 2010, consisted of $150.0 of notes with an effective interest rate of 6.9% which mature in 2014.

Financial Services borrowings include the following:

	2011		2010
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS

Commercial paper	1.3%	$3,673.6	2.2%	$2,126.4
Medium-term bank loans	6.9%	236.3	7.8%	245.3

		3,909.9		2,371.7
Term notes	3.4%	2,595.5	4.6%	2,730.8

	2.3%	$6,505.4	3.8%	$5,102.5

The term notes of $2,595.5 and $2,730.8 at December 31, 2011 and 2010 include an increase in fair value of $7.1 and $9.6, respectively, for notes designated as fair value hedges. The effective rate is the weighted average rate as of December 31, 2011 and 2010 and includes the effects of interest rate contracts.

The annual maturities of the financial services borrowings are as follows:

	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
Beginning January 1, 2012
2012	$3,673.6	$45.6	$620.0	$4,339.2
2013		17.2	550.0	567.2
2014		173.5	1,288.8	1,462.3
2015			129.6	129.6

	$3,673.6	$236.3	$2,588.4	$6,498.3

Interest paid on borrowings was $192.1, $230.2 and $267.6 in 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company capitalized interest on borrowings of $10.3, $10.3 and $2.3, respectively, in Truck and Other.

The primary sources of borrowings in the capital markets are commercial paper and medium-term notes issued in the public markets, and to a lesser extent, bank loans. The medium-term notes are issued by PACCAR Inc, PACCAR Financial Corp. (PFC), PACCAR Financial Europe and PACCAR Financial Mexico.

In December 2011, PACCAR Inc filed a shelf registration under the Securities Act of 1933. The current registration expires in the fourth quarter of 2014 and does not limit the principal amount of debt securities that may be issued during the period. The total amount of medium-term notes outstanding for PACCAR Inc as of December 31, 2011 is $870.0.

In November 2009, the Company’s U.S. finance subsidiary, PFC, filed a shelf registration under the Securities Act of 1933. The total amount of medium-term notes outstanding for PFC as of December 31, 2011 was $1,350.0. The registration expires in the fourth quarter of 2012 and does not limit the principal amount of debt securities that may be issued during the period.

At December 31, 2011, PACCAR’s European finance subsidiary, PACCAR Financial Europe, had €1,100.0 available for issuance under a €1,500.0 medium-term note program registered with the London Stock Exchange. The program was renewed in the second quarter of 2011 and is renewable annually through the filing of a new prospectus.

In April 2011, PACCAR Financial Mexico registered a 10,000.0 peso medium-term note and commercial paper program with the Comision Nacional Bancaria y de Valores. The registration expires in 2016 and limits the amount of commercial paper (up to one year) to 5,000.0 pesos. At December 31, 2011, 8,820.0 pesos remained available for issuance. In August 2011, PACCAR Mexico’s 7,000.0 peso medium-term note program with the Comision Nacional Bancaria y de Valores, registered in June 2008, expired.

The Company has line of credit arrangements of $3,550.0, of which $3,313.7 was unused at the end of December 2011. Included in these arrangements is $3,000.0 of syndicated bank facilities. Of the $3,000.0 bank facilities, $1,000.0 matures in June 2012, $1,000.0 matures in June 2013 and $1,000.0 matures in June 2016. The Company intends to replace these credit facilities as they expire with facilities of similar amounts and duration. These credit facilities are maintained primarily to provide backup liquidity for commercial paper borrowings and maturing medium-term notes. There were no borrowings under the syndicated bank facilities for the year ended December 31, 2011.